SUPPLEMENT TO THE CURRENTLY EFFECTIVE
                             PROSPECTUSES OF THE FUND

                                 -----------------

                            DWS Short Term Bond Fund



Deutsche Investment Management Americas Inc. (the "Advisor"), the advisor of the above-noted fund, is proposing the following fund merger as part of the Advisor's initiative to restructure and streamline the family of DWS funds.

--------------------------------------------------------------------------------
Acquired Fund                             Acquiring Fund
--------------------------------------------------------------------------------
DWS Short Term Bond Fund                  DWS Short Duration Plus Fund
--------------------------------------------------------------------------------

Completion of this merger is expected to occur on or about April 23, 2007.





               Please Retain This Supplement for Future Reference






                                                                       [Logo]DWS
                                                                         SCUDDER
                                                             Deutsche Bank Group



December 20, 2006
DSTBF-3601